TAXATION - Movement on the deferred income tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Beginning of the period deferred tax	$ (24,994,569)	$ (22,421,125)
Additions for business combination	(16,704,771)
Charge for the period	769,775	5,179,763
Charge to OCI		1,326,453
Conversion difference	(582,016)	(2,993,421)
Total net deferred tax	$ (41,511,581)	$ (18,908,330)